Guarantor and Non-Guarantor Financial Statements	9 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Guarantor and Non-Guarantor Financial Statements

NOTE 18 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 8.

The condensed financial information that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes, (c) certain of the U.S. subsidiaries which guarantee the Senior Notes (the “Guarantor Subsidiaries”), (d) the non-U.S. subsidiaries and certain U.S. subsidiaries which do not guarantee the Senior Notes (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet (Unaudited)

September 30, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$31,819	$—	$15	$12,626	$7,972	$11,206
Intercompany receivables — current	—	(237,834)	1,567	173,090	35,536	27,641
Accounts receivable, net	204,131	—	—	—	183,674	20,457
Related party receivables	24,544	—	—	—	24,544	—
Inventories	232,926	—	—	—	200,781	32,145
Asset held for sale	1,355	—	—	—	1,355	—
Deferred tax assets	31,037	—	—	1,466	28,097	1,474
Other current assets	27,329	—	59	2,330	17,946	6,994

Total current assets	553,141	(237,834)	1,641	189,512	499,905	99,917
Property, plant and equipment, net	169,878	—	—	—	124,835	45,043
Investment in subsidiaries	—	(907,427)	153,404	645,010	109,013	—
Goodwill	308,614	—	—	—	278,570	30,044
Other intangible assets, net	316,724	—	—	—	310,754	5,970
Intercompany receivables — non-current	—	(100,005)	100,000	—	5	—
Deferred financing costs, net	12,357	—	—	12,357	—	—
Other long-term assets	1,568	—	—	—	773	795

Total assets	$1,362,282	$(1,245,266)	$255,045	$846,879	$1,323,855	$181,769

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$135,624	$—	$—	$—	$112,621	$23,003
Current maturities of long-term debt	23,161	—	—	23,000	159	2
Related party payables	1,331	—	761	—	—	570
Intercompany payables — current	—	(237,834)	—	730	204,637	32,467
Product returns liability	39,954	—	—	—	39,400	554
Interest payable	4,458	—	—	4,458	—	—
Accrued expenses and other current liabilities	59,569	—	2,031	(3,135)	50,859	9,814

Total current liabilities	264,097	(237,834)	2,792	25,053	407,676	66,410
Long-term debt, less current maturities	685,696	—	—	685,354	316	26
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	57,896	—	—	—	57,091	805
Deferred tax liabilities	99,316	—	—	(16,932)	111,724	4,524
Intercompany payables — non-current	—	(100,005)	—	—	100,000	5
Other long-term liabilities	2,663	—	—	—	1,677	986
Total shareholder’s equity (deficit)	252,253	(907,427)	252,253	153,404	645,010	109,013

Total liabilities and shareholder’s equity (deficit)	$1,362,282	$(1,245,266)	$255,045	$846,879	$1,323,855	$181,769

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Assets
Current assets
Cash and cash equivalents	$76,619	$—	$1	$3,026	$57,407	$16,185
Intercompany receivables — current	—	(237,446)	—	191,260	25,594	20,592
Accounts receivable, net	221,872	—	—	—	203,577	18,295
Related party receivables	17,179	—	—	—	17,179	—
Inventories, net	202,412	—	—	—	173,253	29,159
Deferred tax assets	30,256	—	—	1,456	27,887	913
Other current assets	22,776	—	—	2,156	14,619	6,001

Total current assets	571,114	(237,446)	1	197,898	519,516	91,145
Property, plant and equipment, net	168,772	—	—	—	125,462	43,310
Investment in subsidiaries	—	(966,882)	195,733	671,628	99,521	—
Goodwill	309,703	—	—	—	278,569	31,134
Other intangible assets, net	373,433	—	—	—	366,333	7,100
Intercompany receivables non-current	—	(105,071)	100,066	—	5,005	—
Deferred financing costs, net	14,622	—	—	14,622	—	—
Other long-term assets	4,115	—	—	—	3,344	771

Total assets	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$152,052	$—	$—	$—	$119,775.0	$32,277.0
Current maturities of long-term debt	3,176	—	—	3,000	176	—
Related party payables	587	—	17	—	191	379
Intercompany payables — current	—	(237,446)	—	1,317	213,079	23,050
Product returns liability	42,031	—	—	—	41,758	273
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	58,665	—	1	800	51,773	6,091

Total current liabilities	269,592	(237,446)	18	18,198	426,752	62,070
Long-term debt, less current maturities	687,860	—	—	687,379	461	20
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	62,256	—	—	—	61,448	808
Deferred tax liabilities	122,983	—	—	(17,162)	135,140	5,005
Intercompany payables — non-current	—	(105,071)	—	—	100,066	5,005
Other long-term liabilities	2,925	—	—	—	1,894	1,031
Total shareholder’s equity (deficit)	295,782	(966,882)	295,782	195,733	671,628	99,521

Total liabilities and shareholder’s equity (deficit)	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended September 30, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$251,260	$(38,702)	$—	$—	$237,354	$52,608
Cost of sales	219,026	(38,702)	—	76	211,873	45,779

Gross profit	32,234	—	—	(76)	25,481	6,829
Operating expenses
Selling, general and administrative	(14,444)	—	57	(232)	(12,227)	(2,042)
Amortization of acquired intangible assets	(5,542)	—	—	—	(5,309)	(233)
Restructuring costs, net	(5,823)	—	—	—	(5,801)	(22)

Operating income (loss)	6,425	—	57	(308)	2,144	4,532
Other expense
Interest (expense) income, net	(2,074)	—	11,799	(13,879)	(4)	10
Intercompany interest	—	—	518	5,548	(6,022)	(44)
Miscellaneous, net	(2,500)	—	(916)	—	(1,550)	(34)

Income (loss) before income taxes	1,851	—	11,458	(8,639)	(5,432)	4,464
Income tax benefit (expense)	790	—	(1,928)	3,325	1,176	(1,783)

Net income (loss) before equity in earnings of subsidiaries	2,641	—	9,530	(5,314)	(4,256)	2,681
Equity (deficit) in earnings of subsidiaries	—	5,783	(6,889)	(1,575)	2,681	—

Net income (loss)	$2,641	$5,783	$2,641	$(6,889)	$(1,575)	$2,681

Comprehensive (loss) income	$(11,613)	$53,619	$(51,618)	$(9,489)	$(4,175)	$50

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Three Months Ended September 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$252,091	$(28,253)	$—	$—	$236,929	$43,415
Cost of sales	211,976	(28,253)	—	—	200,239	39,990

Gross profit	40,115	—	—	—	36,690	3,425
Operating expenses
Selling, general and administrative	(20,044)	—	—	(1,274)	(16,376)	(2,394)
Amortization of acquired intangible assets	(5,542)	—	—	—	(5,308)	(234)
Restructuring costs, net	(827)	—	—	—	(767)	(60)
Antitrust litigation costs	—	—	—	—	—	—

Operating income (loss)	13,702	—	—	(1,274)	14,239	737
Other expense
Interest (expense) income, net	(13,628)	—	—	(13,653)	—	25
Intercompany interest	—	—	—	5,568	(5,497)	(71)
Miscellaneous, net	(1,329)	—	1	—	(1,366)	36

(Loss) income before income taxes	(1,255)	—	1	(9,359)	7,376	727
Income tax (expense) benefit	(580)	—	—	4,220	(4,301)	(499)

Net (loss) income before equity in earnings of subsidiaries	(1,835)	—	1	(5,139)	3,075	228
Equity (deficit) in earnings of subsidiaries	—	(1,695)	(1,836)	3,303	228	—

Net (loss) income	$(1,835)	$(1,695)	$(1,835)	$(1,836)	$3,303	$228

Comprehensive (loss) income	$(390)	$(25,466)	$19,801	$(391)	$4,748	$918

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Nine Months Ended September 30, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$754,381	$(121,691)	$—	$—	$709,988	$166,084
Cost of sales	649,955	(121,691)	—	50	630,536	141,060

Gross profit	104,426	—	—	(50)	79,452	25,024
Operating expenses
Selling, general and administrative	(49,147)	—	—	(502)	(42,743)	(5,902)
Amortization of acquired intangible assets	(16,637)	—	—	—	(15,927)	(710)
Restructuring costs, net	(14,200)	—	—	—	(13,935)	(265)
Trademark impairment loss	(38,000)	—	—	—	(38,000)	—

Operating (loss) income	(13,558)	—	—	(552)	(31,153)	18,147
Other expense
Interest (expense) income, net	(35,885)	—	5,439	(41,366)	(10)	52
Intercompany interest	—	—	1,514	16,685	(18,031)	(168)
Miscellaneous, net	(5,521)	—	(915)	—	(4,646)	40

(Loss) income before income taxes	(54,964)	—	6,038	(25,233)	(53,840)	18,071
Income tax benefit (expense)	19,463	—	(1,951)	9,510	17,467	(5,563)

Net (loss) income before equity in earnings of subsidiaries	(35,501)	—	4,087	(15,723)	(36,373)	12,508
Equity (deficit) in earnings of subsidiaries	—	50,945	(39,588)	(23,865)	12,508	—

Net (loss) income	$(35,501)	$50,945	$(35,501)	$(39,588)	$(23,865)	$12,508

Comprehensive (loss) income	$(43,529)	$76,717	$(60,997)	$(42,325)	$(26,602)	$9,678

Condensed Consolidating Statement of Comprehensive Income (Loss) (Unaudited)

Nine Months Ended September 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net sales	$750,359	$(90,042)	$—	$—	$706,941	$133,460
Cost of sales	630,732	(90,042)	—	—	600,188	120,586

Gross profit	119,627	—	—	—	106,753	12,874
Operating expenses
Selling, general and administrative	(65,372)	—	—	(7,444)	(51,307)	(6,621)
Amortization of acquired intangible assets	(16,629)	—	—	—	(15,927)	(702)
Restructuring costs, net	(2,936)	—	—	—	(1,676)	(1,260)

Operating income (loss)	34,690	—	—	(7,444)	37,843	4,291
Other expense
Interest (expense) income, net	(37,766)	—	—	(40,700)	(8)	2,942
Intercompany interest	—	—	—	16,705	(16,481)	(224)
Miscellaneous, net	(1,986)	—	—	—	(4,072)	2,086

(Loss) income before income taxes	(5,062)	—	—	(31,439)	17,282	9,095
Income tax (expense) benefit	(169)	—	—	11,954	(9,266)	(2,857)

Net (loss) income before equity in earnings of subsidiaries	(5,231)	—	—	(19,485)	8,016	6,238
Equity (deficit) in earnings of subsidiaries	—	(15,261)	(5,231)	14,254	6,238	—

Net (loss) income	$(5,231)	$(15,261)	$(5,231)	$(5,231)	$14,254	$6,238

Comprehensive (loss) income	$(2,762)	$(22,366)	$(1,044)	$(2,762)	$16,723	$6,687

Condensed Consolidating Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2014

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash (used in) provided by operating activities	$(36,382)	$—	$14	$(8,150)	$(37,679)	$9,433

Cash flows from investing activities:
Capital expenditures	(27,059)	—	—	—	(22,162)	(4,897)
Proceeds from sale of property, plant and equipment	1,494	—	—	—	1,004	490

Net cash used in investing activities	(25,565)	—	—	—	(21,158)	(4,407)
Cash flows from financing activities:
Revolver borrowings	20,000	—	—	20,000	—	—
Debt repayments	(2,303)	—	—	(2,250)	(44)	(9)
Intercompany dividends received (paid)	—	—	—	—	9,446	(9,446)

Net cash provided by (used in) financing activities	17,697	—	—	17,750	9,402	(9,455)
Effect of exchange rate changes on cash	(550)	—	—	—	—	(550)

Net (decrease) increase in cash and cash equivalents	(44,800)	—	14	9,600	(49,435)	(4,979)
Cash and cash equivalents at beginning of period	76,619	—	1	3,026	57,407	16,185

Cash and cash equivalents at end of period	$31,819	$—	$15	$12,626	$7,972	$11,206

Condensed Consolidating Statement of Cash Flows (Unaudited)

Nine Months Ended September 30, 2013

(in thousands)

	UCI Holdings Limited Consolidated	Eliminations	Parent Guarantor UCI Holdings Limited	Issuer UCI International	Guarantor Subsidiaries	Non- Guarantor Subsidiaries
Net cash (used in) provided by operating activities	$(365)	$—	$—	$(56,289)	$48,834	$7,090

Cash flows from investing activities:
Capital expenditures	(25,286)	—	—	—	(21,580)	(3,706)
Proceeds from sale of property, plant and equipment	47	—	—	—	9	38

Net cash used in investing activities	(25,239)	—	—	—	(21,571)	(3,668)
Cash flows from financing activities:
Debt repayments	(2,285)	—	—	(2,250)	(35)	—
Intercompany divdend (paid) received	—	—	—	—	3,383	(3,383)
Change in intercompany indebtedness	—	—	—	—	102	(102)

Net cash (used in ) provided by financing activities	(2,285)	—	—	(2,250)	3,450	(3,485)
Effect of exchange rate changes on cash	(14)	—	—	—	—	(14)

Net (decrease) increase in cash and cash equivalents	(27,903)	—	—	(58,539)	30,713	(77)
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$51,014	$—	$1	$3,026	$35,634	$12,353